SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - Dillard's, Inc. Investment & Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Employer Identification Number	71-0388071
Plan number	111
Notes receivable from participants, Current Value	$ 7,382,583
Total Assets Held for Investment, Current Value	$ 3,611,262,274
Investment, Identifier [Axis]: American Funds, American Funds EuroPacific Growth Fund R6
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	dds:AmericanFundsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 26,976,504
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds, American Funds Washington Mutual Investors R6 Fund
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	dds:AmericanFundsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 76,506,116
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: DFA, DFA US Small Cap Value Portfolio Inst Fund
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	dds:DfaMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 20,072,332
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: DFA, DFA World ex U.S. Core Equity Index Inst Fund
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	dds:DfaMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 23,095,015
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Dillard’s, Inc, Common Stock
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	dds:DillardsIncMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanEmployerCommonStockFundMember
Par value | $ / shares	$ 0.01
Current Value	$ 2,742,549,187
Party-in-interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Dodge & Cox, Dodge & Cox Income X
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	dds:DodgeCoxMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 85,442,739
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Harbor Funds, Harbor Capital Appreciation CIT Class 4
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	dds:HarborFundsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 92,763,091
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JP Morgan, JP Morgan Mid Cap Equity R6 Fund
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	dds:JpMorganMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 42,709,216
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: SEI Trust Company, Galliard Stable Return Fund X
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	dds:SeiTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 177,136,062
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street, State Street Global All Cap Equity ex-US Index SL Class II
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	dds:StateStreetMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 41,269,500
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street, State Street Russell Small/Mid Cap Index SL Class II
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	dds:StateStreetMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 17,518,037
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street, State Street S&P 500 Index SL Class II
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	dds:StateStreetMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 168,810,711
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street, State Street U.S. Bond Index SL Class XIV
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	dds:StateStreetMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 43,845,707
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street, State Street U.S. Inflation Protected Bond Index SL Class II
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	dds:StateStreetMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 30,819,682
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price, T. Rowe Price Integrated US Small Cap Growth Equity Fund I
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	dds:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 14,365,792
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Mutual funds
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 289,167,714
Collective trust funds
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 572,162,790
Minimum
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Notes receivable from participants, Interest rate	4.25%
Maximum
SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Notes receivable from participants, Interest rate	9.50%